CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash	$ 995	$ 404	$ 4
Restricted cash			19
Total current assets	995	404	23
Total assets	995	404	23
Current liabilities:
Accounts payable	1,931	2,261	2,269
Accrued expenses	1,986	1,940	1,866
Convertible debentures, net of unamortized discount of $458 and $488	440	1,878	2,826
Derivative liability	1,958	6,828	1,785
Total current liabilities	6,315	12,907	8,746
Total liabilities	6,315	12,907	8,746
Commitments and contingencies (Note 7)
Stockholders’ deficit:
Common Stock Value
Common stock, par value $.0001 per share; 1,000,000,000 shares authorized, 9,579,879 and 2,478,848 shares issued and outstanding, respectively	1
Additional paid-in capital	59,008	54,472	51,957
Accumulated deficit	(64,329)	(66,975)	(60,680)
Total stockholders’ deficit	(5,320)	(12,503)	(8,723)
Total liabilities and stockholders’ deficit	995	404	23
Series A Preferred Stock [Member]
Stockholders’ deficit:
Common Stock Value
Series B Preferred Stock [Member]
Stockholders’ deficit:
Common Stock Value
Series C Preferred Stock [Member]
Stockholders’ deficit:
Common Stock Value
Series D Preferred Stock [Member]
Stockholders’ deficit:
Common Stock Value
Series E Preferred Stock [Member]
Stockholders’ deficit:
Common Stock Value
Series F Preferred Stock [Member]
Stockholders’ deficit:
Common Stock Value